UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08548
Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Large-Cap Value Portfolio                                                                                                          as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	225,000	$26,898,750
Northrop Grumman Corp.	300,000	16,305,000
		$43,203,750
Agricultural Equipment — 1.0%
Deere & Co.	300,000	18,360,000
		$18,360,000
Auto and Parts — 0.8%
BorgWarner, Inc.	275,000	15,526,500
		$15,526,500
Banks — 8.5%
Bank of America Corp.	1,000,000	42,100,000
National City Corp.	700,000	23,408,000
SunTrust Banks, Inc.	300,000	20,835,000
U.S. Bancorp	450,000	12,636,000
Wachovia Corp.	550,000	26,174,500
Wells Fargo & Co.	500,000	29,285,000
		$154,438,500
Building and Construction — 0.9%
D.R. Horton, Inc.	450,000	16,299,000
		$16,299,000
Chemicals — 1.2%
Air Products and Chemicals, Inc.	400,000	22,056,001
		$22,056,001
Communications Services — 4.9%
Alltel Corp.	250,000	16,277,500
SBC Communications, Inc.	900,000	21,573,000
Sprint Corp. (FON Group)	500,000	11,890,000
Verizon Communications, Inc.	650,000	21,248,500
Vodafone Group PLC ADR	700,000	18,179,000
		$89,168,000
Computers and Business Equipment — 3.5%
Hewlett-Packard Co.	925,000	27,010,000
International Business Machines Corp.	450,000	36,099,000
		$63,109,000
Consumer Non-Durables — 1.6%
Kimberly-Clark Corp.	500,000	29,765,000
		$29,765,000

Consumer Products-Miscellaneous — 2.0%
Altria Group, Inc.	500,000	$36,855,000
		$36,855,000
Consumer Services — 1.1%
Cendant Corp.	1,000,000	20,640,000
		$20,640,000
Diversified Manufacturing and Services — 0.5%
Eaton Corp.	150,000	9,532,500
		$9,532,500
Electric Utilities — 6.6%
Dominion Resources, Inc.	400,000	34,456,000
Exelon Corp.	650,000	34,736,000
Scottish Power PLC (1)	1,500,000	15,153,899
TXU Corp.	325,000	36,686,000
		$121,031,899
Financial Services — 11.8%
American Express Co.	250,000	14,360,000
Citigroup, Inc.	800,000	36,416,000
Countrywide Financial Corp.	850,000	28,033,000
Federal Home Loan Mortgage Corp.	325,000	18,349,500
Goldman Sachs Group, Inc.	275,000	33,434,500
Lehman Brothers Holdings, Inc.	225,000	26,208,000
Merrill Lynch & Co., Inc.	550,000	33,742,500
Washington Mutual, Inc.	625,000	24,512,500
		$215,056,000
Foods — 1.8%
Nestle SA (1)	110,000	32,440,430
		$32,440,430
Healthcare — 2.8%
Fisher Scientific International, Inc. (2)	350,000	21,717,500
HCA, Inc.	200,000	9,584,000
WellPoint, Inc. (2)	250,000	18,955,000
		$50,256,500
Information Technology Services — 0.7%
NCR Corp. (2)	400,000	12,764,000
		$12,764,000
Insurance — 7.6%
Allstate Corp. (The)	350,000	19,351,500
First American Corp.	525,000	23,976,750
Genworth Financial, Inc., Class A	500,000	16,120,000
MetLife, Inc.	475,000	23,669,250

Principal Financial Group, Inc.	450,000	$21,316,500
Prudential Financial, Inc.	500,000	33,780,000
		$138,214,000
Machinery — 1.0%
Caterpillar, Inc.	300,000	17,625,000
		$17,625,000
Media — 2.7%
Comcast Corp., Class A (2)	750,000	22,035,000
Time Warner, Inc.	1,500,000	27,165,000
		$49,200,000
Metals-Industrial — 2.4%
Inco, Ltd. (1)	500,000	23,675,000
Phelps Dodge Corp.	150,000	19,489,500
		$43,164,500
Oil and Gas-Equipment and Services — 2.8%
Noble Corp.	350,000	23,961,000
Transocean Sedco Forex, Inc. (1)(2)	450,000	27,589,500
		$51,550,500
Oil and Gas-Exploration and Production — 3.3%
Burlington Resources, Inc.	350,000	28,462,000
Williams Cos., Inc.	1,250,000	31,312,500
		$59,774,500
Oil and Gas-Integrated — 8.0%
ConocoPhillips	600,000	41,946,000
Exxon Mobil Corp.	625,000	39,712,500
Marathon Oil Corp.	500,000	34,465,000
Occidental Petroleum Corp.	350,000	29,900,500
		$146,024,000
Oil and Gas-Refining — 1.1%
Valero Energy Corp.	175,000	19,785,500
		$19,785,500
Paper and Forest Products — 1.0%
Weyerhaeuser Co.	275,000	18,906,250
		$18,906,250
Pharmaceuticals — 4.3%
Pfizer, Inc.	1,600,000	39,952,000
Wyeth	850,000	39,329,500
		$79,281,500
REITS — 2.3%
AvalonBay Communities, Inc.	150,000	12,855,000
Simon Property Group, Inc.	400,000	29,648,000
		$42,503,000

Retail-General — 1.8%
Federated Department Stores, Inc.	500,000	$33,435,000
		$33,435,000
Retail-Restaurants — 0.7%
McDonald’s Corp.	400,000	13,396,000
		$13,396,000
Retail-Specialty and Apparel — 2.4%
Home Depot, Inc.	850,000	32,419,000
Nike, Inc., Class B	150,000	12,252,000
		$44,671,000
Semiconductors & Semiconductor Equipment — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,500,000	12,330,000
		$12,330,000
Transportation — 1.6%
Burlington Northern Santa Fe Corp.	500,000	29,900,000
		$29,900,000
Total Common Stocks (identified cost $1,474,623,719)		$1,750,262,830

Commercial Paper — 7.5%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., 3.80%, 10/4/05	$30,000	$29,990,500
Societe Generale, 3.86%, 10/3/05	21,000	20,995,497
UBS Finance LLC, 3.86%, 10/3/05	85,663	85,644,630
Total Commercial Paper (at amortized cost, $136,630,627)		$136,630,627

Short-Term Investments — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 103.4% (identified cost $1,613,254,346)		$1,888,893,457
Other Assets, Less Liabilities — (3.4)%		$(62,256,926)
Net Assets — 100.0%		$1,826,636,531

ADR	—	American Depository Receipt
1		Foreign security.
2		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,613,254,346
Gross unrealized appreciation	$290,012,772
Gross unrealized depreciation	(14,373,661)
Net unrealized appreciation	$275,639,111

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	November 18, 2005